GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Liquids Pipelines	Gas Transmission & Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Gross Cost
Balance at January 1, 2017	59	457	7	—	2	13	538
Acquired in Merger Transaction (Note 8)	8,070	22,914	5,672	—	—	—	36,656
Sabal Trail deconsolidation (Note 13)	—	(966)	—	—	—	—	(966)
Disposition	(29)	—	—	—	—	—	(29)
Foreign exchange and other	(314)	(866)	—	—	—	—	(1,180)
Balance at December 31, 2017	7,786	21,539	5,679	—	2	13	35,019
Disposition	—	(628)	—	—	—	—	(628)
Allocation to assets held for sale	—	(55)	(133)	—	—	—	(188)
Foreign exchange and other	538	1,482	(183)	—	—	—	1,837
Balance at December 31, 2018	8,324	22,338	5,363	—	2	13	36,040
Accumulated Impairment
Balance at January 1, 2017	—	(440)	(7)	—	—	(13)	(460)
Impairment	—	(102)	—	—	—	—	(102)
Balance at December 31, 2017	—	(542)	(7)	—	—	(13)	(562)
Impairment	—	(1,019)	—	—	—	—	(1,019)
Balance at December 31, 2018	—	(1,561)	(7)	—	—	(13)	(1,581)
Carrying Value
Balance at December 31, 2017	7,786	20,997	5,672	—	2	—	34,457
Balance at December 31, 2018	8,324	20,777	5,356	—	2	—	34,459